Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Accretion of interest on bond	$ 14.5	$ 13.5	$ 11.8